Dividends - Summary of Interim Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 1.432	$ 1.376	$ 1.237
Dividends paid	$ 8,472	$ 8,668	$ 8,389
March
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.358	$ 0.344	$ 0.2875
Dividends paid	$ 2,179	$ 2,210	$ 2,030
June
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.358	$ 0.344	$ 0.2875
Dividends paid	$ 2,123	$ 2,177	$ 1,984
September
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.358	$ 0.344	$ 0.3310
Dividends paid	$ 2,103	$ 2,169	$ 2,179
December
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.358	$ 0.344	$ 0.3310
Dividends paid	$ 2,067	$ 2,112	$ 2,196